Dividends (Detail) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 60,739		$ 45,034		$ 111,359		$ 90,170
Cash dividend declared per common share (CAD per share) | $ / shares	$ 0.1282		$ 0.1165		$ 0.2447		$ 0.2330
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $	$ 1,046		$ 1,003		$ 2,114		$ 2,024
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.2813		$ 0.2813		$ 0.5626		$ 0.5626
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $	$ 968		$ 930		$ 1,956		$ 1,875
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.3125		$ 0.3125		$ 0.625		$ 0.625